Stockholders' Equity (Deficit) and Preferred Stock Subject to Redemption (10Q) (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 29, 2015	Jun. 24, 2015	Jun. 17, 2015	Jun. 17, 2015	Dec. 31, 2014	Nov. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 26, 2015
Common stock, shares authorized	25,000,000				50,000,000		25,000,000		25,000,000		50,000,000	26,500,000
Common stock, par value	$ 0.001				$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Reverse stock split description			1-for-7.15 reverse stock split	1-for-7.15 reverse stock split
Common stock, shares issued					465,384		7,792,433		7,792,433		465,384	451,398
Common stock, shares outstanding					465,384		7,792,433		7,792,433		465,384	451,398
Preferred stock, shares authorized	5,000,000				8,887,500		5,000,000		5,000,000		8,887,500	8,887,500
Preferred stock, par value	$ 0.001				$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of preferred stock and preferred stock subject to redemption converted into common stock							3,322,650		3,322,650
Aggregate gross proceeds from sale of common stock									$ 20,000,000
Aggregate gross proceeds											$ 3,013,127	$ 499,995
Warrants purchase price per shares					9.30						$ 9.30
Debt converted principal amount						$ 37,500						12,253
Additional interest expense											$ 10,000
Payments to research and development							$ 1,505,116	$ 57,745	$ 1,584,086	$ 69,161	$ 113,931	461,551
Investors [Member]
Number of warrant to puchase an aggregate shares											418,321
Warrant term											7 years
Warrants purchase price per shares					$ 9.30						$ 9.30
Kolu Pohaku Management And Kolu Pohaku Technologies [Member] | Research And Development Agreement & License [Member]
Payments to research and development											$ 1,750,000
Kolu Pohaku Technologies [Member] | Research And Development Agreement & License [Member]
Payment to royalty											$ 32,000
Exercised period term											March 31, 2015 and continuing through December 31, 2035
Kolu Pohaku Management [Member] | Research And Development Agreement & License [Member]
Number of shares issued													1,469,994
IPO [Member]
Number of preferred stock and preferred stock subject to redemption converted into common stock	3,322,650
Number of common shares sold	4,000,000	4,000,000
Shares of common stock sold, per share	$ 5.00	$ 5.00
Aggregate gross proceeds from sale of common stock	$ 20,000,000
Underwriting discounts and commissions	1,600,000	$ 1,600,000
Other expenses with offering	1,000,000
Aggregate converted shares of the common stock upon the closing of the IPO											205,593
Series A-1 Preferred Stock Member
Preferred stock, shares authorized					7,200,000						7,200,000
Preferred stock, par value					$ 0.001						$ 0.001
Preferred stock annual dividend rate per share											0.00556
Original issue price per share					$ 0.07						$ 0.07
Series A-2 Preferred Stock Member
Preferred stock, shares authorized					1,687,500						1,687,500
Preferred stock, par value					$ 0.001						$ 0.001
Preferred stock annual dividend rate per share											0.032
Original issue price per share					$ 0.40						$ 0.40
Series A-3 Preferred Stock Member
Preferred stock, shares authorized					4,220,464						4,220,464
Preferred stock, par value					$ 0.001						$ 0.001
Preferred stock liquidation preference per share					0.62						0.62
Preferred stock annual dividend rate per share											0.04957
Original issue price per share					$ 0.62						$ 0.62
Series B Preferred Stock [Member]
Preferred stock, shares authorized					7,658,182						7,658,182
Preferred stock, par value					$ 0.001						$ 0.001
Preferred stock liquidation preference per share					1.19						1.19
Preferred stock annual dividend rate per share											$ 0.09524
Preferred stock undeclared dividends in arrears	$ 2,000,000										$ 1,700,000	$ 1,100,000
Original issue price per share					$ 1.19						$ 1.19
Debt converted principal amount						135,000
Debt accrued interest						$ 9,000
Number of shares converted into shares of preferred stock						103,235
Series B Preferred Stock [Member] | Kolu Pohaku Technologies [Member] | Option Agreement [Member]
Number of shares issued					1,469,994		1,469,994		1,469,994		1,469,994		1,469,994
Number of shares value determined by dividing the payment made by the company					$ 1,750,000		$ 1,750,000		$ 1,750,000		$ 1,750,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized					4,500,000						4,500,000
Preferred stock, par value					$ 0.001						$ 0.001
Preferred stock liquidation preference per share					1.30						1.30
Preferred stock annual dividend rate per share											0.104
Original issue price per share					$ 1.30						$ 1.30
Number of common shares sold											535,000
Aggregate of shares issued during period					2,369,228
Number of warrant to puchase an aggregate shares					331,358
Aggregate gross proceeds					$ 3,081,893
Warrant term					7 years
Warrants purchase price per shares					$ 9.30						$ 9.30
Preferred stock fair value price per share					1.10				$ 7.83
Warrants discount initial carrying value per share					$ 0.20				$ 1.47
Percentage of warrants to purchase share of common stock											75.00%
Additional interest expense											$ 184,445
Outstanding debt and accrued interest					100.00%						100.00%
Series C Preferred Stock [Member] | 2014 Notes [Member]
Debt converted principal amount					$ 535,000
Debt accrued interest					$ 18,342
Number of shares converted into shares of preferred stock					567,529
Series C Preferred Stock [Member] | Warrant [Member]
Debt converted principal amount											$ 70,000
2014 Notes [Member] | Warrant [Member]
Number of shares converted into shares of preferred stock					79,374
2014 Notes [Member] | Warrant One [Member]
Number of shares converted into shares of preferred stock					7,588
Series C Preferred Stock One [Member] | 2014 Notes [Member]
Debt converted principal amount					$ 70,000
Debt accrued interest					$ 537
Number of shares converted into shares of preferred stock					54,259